Quarterly Holdings Report
for
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SMB-NPRT1-0626
1.9905580.103
Municipal Securities - 98.5%
	Principal Amount (a)	Value ($)
Alabama - 7.5%
Electric Utilities - 0.4%
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 3.48% 12/1/2030 VRDN (b)(c)	100,000	100,000
General Obligations - 4.7%
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	275,000	275,944
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	100,000	102,773
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	220,000	230,497
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	200,000	200,947
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	50,000	50,067
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	110,000	115,464
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2027 (JPMorgan Securities LLC Guaranteed)	200,000	205,204
TOTAL GENERAL OBLIGATIONS		1,180,896
Health Care - 1.2%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.47% 11/1/2042 VRDN (b)	300,000	300,000
Synthetics - 1.2%
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.39% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	300,000	300,000
TOTAL ALABAMA		1,880,896
Arizona - 1.2%
Health Care - 0.6%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	150,000	155,353
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	50,618
Resource Recovery - 0.4%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 2.95% tender 12/1/2035 (b)(c)	100,000	100,000
TOTAL ARIZONA		305,971
California - 7.5%
General Obligations - 0.4%
California Community Choice Financing Authority Series 2025B, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	100,000	104,015
Housing - 0.6%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2026 T, 0% tender 5/1/2056 (b)(f)	161,000	160,793
Resource Recovery - 4.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(c)	150,000	149,944
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 2.95% tender 7/1/2041 (b)(c)	100,000	99,926
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.8% tender 3/1/2056 (b)(c)	100,000	99,933
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	100,000	100,242
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	150,000	149,971
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	100,000	100,569
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	100,000	99,380
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 2.95% tender 11/1/2042 (b)(c)(e)	200,000	199,908
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(c)(e)	100,000	99,843
TOTAL RESOURCE RECOVERY		1,099,716
Synthetics - 0.4%
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 3.34% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	100,000	99,999
Transportation - 1.2%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	100,000	100,082
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	200,000	200,164
TOTAL TRANSPORTATION		300,246
Water & Sewer - 0.4%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2027	100,000	102,679
TOTAL CALIFORNIA		1,867,448
Colorado - 1.0%
Health Care - 1.0%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	150,000	150,957
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	100,000	105,205
TOTAL COLORADO		256,162
Connecticut - 0.9%
Housing - 0.9%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2028	210,000	219,090
Delaware - 3.9%
Electric Utilities - 3.9%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.11% 10/1/2028 VRDN (b)	100,000	100,000
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.8% 10/1/2029 VRDN (b)(c)	880,000	880,000
TOTAL DELAWARE		980,000
Florida - 11.2%
Electric Utilities - 3.3%
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 3.1% 5/1/2046 VRDN (b)(c)	800,000	800,001
General Obligations - 0.9%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	100,000	100,368
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2017A, 5% 8/1/2027	125,000	128,363
TOTAL GENERAL OBLIGATIONS		228,731
Health Care - 0.8%
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	100,000	101,154
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2019B, 5% 10/1/2026	100,000	100,868
TOTAL HEALTH CARE		202,022
Housing - 2.2%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	150,000	150,035
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (b)	100,000	100,051
Fla Hsg Fin Corp Multifamily Mtg Rev (Culmer Apts Proj.) Series 2023 C, 3.08% tender 12/1/2026 (b)	100,000	99,998
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	100,000	100,041
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (b)	100,000	100,034
TOTAL HOUSING		550,159
Other - 2.6%
Palm Beach Cnty FL Rev (Raymond F Kravis Center For The Performing Arts Inc Proj.) 3.12% 7/1/2032, LOC Northern Trust CO Chicago VRDN (b)	650,000	650,000
Resource Recovery - 1.2%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	100,000	100,395
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(c)	200,000	200,010
TOTAL RESOURCE RECOVERY		300,405
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2026	50,000	50,484
TOTAL FLORIDA		2,781,802
Georgia - 8.2%
Electric Utilities - 4.1%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 3.45% 1/1/2038 VRDN (b)	800,000	800,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	10,000	10,016
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	100,000	101,155
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	100,000	100,028
TOTAL ELECTRIC UTILITIES		1,011,199
General Obligations - 2.8%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	101,418
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	400,000	405,163
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	104,137
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	100,000	101,465
TOTAL GENERAL OBLIGATIONS		712,183
Transportation - 1.3%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2028 (c)	300,000	313,084
TOTAL GEORGIA		2,036,466
Hawaii - 0.4%
Housing - 0.4%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	100,000	100,148
Illinois - 3.4%
General Obligations - 1.5%
Illinois St Gen. Oblig. 5% 2/1/2027	80,000	81,255
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,000	5,053
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	280,000	285,907
TOTAL GENERAL OBLIGATIONS		372,215
Health Care - 0.3%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	90,000	91,489
Housing - 0.4%
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2025, 3.15% tender 2/1/2029 (b)	100,000	100,157
Resource Recovery - 1.2%
Southwestern IL Da Sld Wst Dis (Waste Management Inc Del Proj.) 3.1% 10/1/2027, LOC JPMorgan Chase Bank NA VRDN (b)(c)	300,000	300,000
TOTAL ILLINOIS		863,861
Indiana - 2.6%
Electric Utilities - 1.6%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.99% 12/1/2038 VRDN (b)(c)	400,000	400,000
Resource Recovery - 0.6%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 2.9% tender 5/1/2028 (b)(c)	150,000	149,963
Water & Sewer - 0.4%
Indiana Finance Authority (Citizens Energy Group Water Proj.) Series 2025A, 5% 10/1/2027	105,000	108,123
TOTAL INDIANA		658,086
Kansas - 0.4%
Housing - 0.4%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (b)	100,000	100,654
Kentucky - 1.2%
Industrial Development - 1.2%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.85% 7/1/2060 VRDN (b)(c)	200,000	200,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.85% 7/1/2060 VRDN (b)(c)	100,000	100,000
TOTAL KENTUCKY		300,000
Louisiana - 2.9%
Industrial Development - 2.9%
St James Parish LA Rev (Nucor Corp Proj.) 3.4% 11/1/2040 VRDN (b)	330,000	330,000
St James Parish LA Rev (Nucor Corp Proj.) 3.44% 11/1/2040 VRDN (b)	395,000	395,000
TOTAL LOUISIANA		725,000
Michigan - 2.6%
Education - 0.5%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	135,000	136,633
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	100,000	99,786
General Obligations - 0.1%
Coopersville Area MI Pub Schs Series 1, 4% 5/1/2026 (State of Michigan Guaranteed)	30,000	30,000
Health Care - 0.4%
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 4% 11/15/2026	110,000	110,629
Housing - 0.4%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	100,000	98,945
Water & Sewer - 0.8%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	175,000	175,638
TOTAL MICHIGAN		651,631
Minnesota - 1.1%
General Obligations - 1.1%
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	275,000	279,213
Mississippi - 2.4%
Industrial Development - 2.4%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.48% 12/1/2027 VRDN (b)(c)	600,000	600,000
Missouri - 0.8%
Housing - 0.8%
Saint Louis MO Indl Dev Auth (The Brewery Apts Proj.) 3.15% tender 4/1/2046 (b)	200,000	200,335
Nevada - 0.4%
Resource Recovery - 0.4%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.45% tender 12/1/2026 (b)(c)(e)	100,000	100,007
New Hampshire - 0.4%
Housing - 0.4%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	100,000	100,142
New Jersey - 2.2%
General Obligations - 0.9%
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	100,000	100,244
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (g)	80,000	78,588
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (g)	60,000	58,940
TOTAL GENERAL OBLIGATIONS		237,772
Housing - 1.3%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.9% 11/1/2026	305,000	304,274
TOTAL NEW JERSEY		542,046
New York - 7.3%
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	100,000	100,063
General Obligations - 2.0%
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 3.5% 4/1/2042 VRDN (b)	500,000	500,000
Housing - 0.8%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	50,000	51,118
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,023
TOTAL HOUSING		201,141
Special Tax - 0.2%
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	55,000	54,983
Synthetics - 3.9%
Liberty NY Dev Corp Rev Participating VRDN 3.44% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	480,000	480,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.34% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.34% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2025 XF8023, 3.21% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	300,000	300,001
TOTAL SYNTHETICS		980,001
TOTAL NEW YORK		1,836,188
North Carolina - 0.4%
Housing - 0.4%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (b)	100,000	100,757
Ohio - 0.8%
Health Care - 0.4%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.63% 1/15/2045 VRDN (b)	100,000	100,000
Housing - 0.4%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (b)	100,000	100,376
TOTAL OHIO		200,376
Oklahoma - 1.0%
Housing - 1.0%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (b)	250,000	250,115
Pennsylvania - 4.4%
Health Care - 1.6%
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.9% 9/1/2050 VRDN (b)	410,000	410,000
Resource Recovery - 2.8%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3% tender 6/1/2044 (b)(c)	200,000	199,915
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	200,000	200,272
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	150,000	150,333
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	150,000	150,086
TOTAL RESOURCE RECOVERY		700,606
TOTAL PENNSYLVANIA		1,110,606
Tennessee - 7.2%
Health Care - 5.8%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.03% 5/1/2039 VRDN (b)	1,325,000	1,325,000
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2029	130,000	138,136
TOTAL HEALTH CARE		1,463,136
Housing - 0.8%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2025, 2.95% tender 5/1/2044 (b)	100,000	99,589
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (b)	100,000	99,688
TOTAL HOUSING		199,277
Industrial Development - 0.2%
Memphis Shelby Cnty TN Indl Dev Brd Exempt Facs Rev (Nucor Corp Proj.) 3.47% 9/1/2037 VRDN (b)(c)	50,000	50,000
Resource Recovery - 0.4%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 2.95% tender 7/2/2035 (b)(c)	100,000	100,000
TOTAL TENNESSEE		1,812,413
Texas - 8.1%
Escrowed/Pre-Refunded - 0.1%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev 5% tender 11/15/2052 (b)	15,000	15,018
General Obligations - 4.7%
Clear Creek Independent School District Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	125,000	127,291
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	100,000	107,285
Denton Independent School District Series 2020, 5% 8/15/2027 (Permanent Sch Fund of Texas Guaranteed)	165,000	169,679
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	204,483
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	204,412
Rockwall TX Indpt Sch Dist 0% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed) (g)	385,000	366,307
TOTAL GENERAL OBLIGATIONS		1,179,457
Housing - 1.2%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (b)	100,000	100,072
Legacy Denton Public Facility Corp 2.96% tender 4/1/2043 (b)	50,000	49,913
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (b)	150,000	150,729
TOTAL HOUSING		300,714
Industrial Development - 0.7%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 3.47% 8/1/2038 VRDN (b)(c)	165,000	165,000
Resource Recovery - 0.6%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 2.875% tender 5/1/2046 (b)(c)	150,000	149,932
Synthetics - 0.8%
Harris County Cultural Ed Facilities Fin Corp Med Facilities Rev Participating VRDN Series 2022 006, 3.34% 11/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
TOTAL TEXAS		2,010,121
Utah - 0.4%
Industrial Development - 0.4%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.5% 4/1/2028 VRDN (b)	100,000	100,000
Virginia - 0.6%
Electric Utilities - 0.6%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	150,000	151,272
Washington - 2.5%
Education - 0.8%
Washington St Univ Revs Series 2025, 5% 4/1/2027	200,000	204,251
General Obligations - 0.3%
Washington State Ctfs Partn (State of Washington Proj.) Series 2016 A, 5% 7/1/2027	70,000	70,267
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	100,000	100,527
Housing - 1.0%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2027	200,000	203,942
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	50,000	50,305
TOTAL HOUSING		254,247
TOTAL WASHINGTON		629,292
West Virginia - 1.2%
Health Care - 0.8%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.71% 6/1/2033 VRDN (b)	200,000	200,000
Industrial Development - 0.4%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	100,000	100,731
TOTAL WEST VIRGINIA		300,731
Wisconsin - 2.4%
Health Care - 1.8%
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 A, 5% 4/1/2027	195,000	198,895
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2027	255,000	263,257
TOTAL HEALTH CARE		462,152
Housing - 0.6%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	150,000	150,661
TOTAL WISCONSIN		612,813
TOTAL MUNICIPAL SECURITIES (Cost $24,649,112)		24,663,642

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $230,874)	3.54	230,828	230,874

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $24,879,986)	24,894,516
NET OTHER ASSETS (LIABILITIES) - 0.6%	145,458
NET ASSETS - 100.0%	25,039,974

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $399,758 or 1.6% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Zero coupon bond which is issued at a discount.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	31,859	1,556,406	1,357,391	531	-	-	230,874	230,828	0.0%
Total	31,859	1,556,406	1,357,391	531	-	-	230,874

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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